SHARE-BASED PAYMENTS - (Schedule of Share - Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share Based Compensation Expense	$ 4,402	$ 4,682	$ 7,028
Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share Based Compensation Expense	471	782	1,143
Selling expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share Based Compensation Expense	446	1,122	1,621
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share Based Compensation Expense	$ 3,485	$ 2,778	$ 4,264